Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Noncontrolling Interest [Member]
BEGINNING BALANCE at Dec. 31, 2014	$ 496,881	$ 2,163	$ 293,056	$ 303,950	$ (1,980)	$ (99,539)	$ (769)
BEGINNING BALANCE, Shares at Dec. 31, 2014		47,264,000
Comprehensive income	57,190			56,771	474		(55)
Exercise of equity awards	9,869	$ 46	9,823
Exercise of equity awards, Shares		1,226,000
Compensation relating to equity awards granted	3,816		3,733				83
ENDING BALANCE at Dec. 31, 2015	567,756	$ 2,209	306,612	360,721	(1,506)	(99,539)	(741)
ENDING BALANCE, Shares at Dec. 31, 2015		48,490,000
Comprehensive income	71,280			79,438	(7,715)		(443)
Issuance of shares, net of issuance expenses, value	99,962	$ 139	99,823
Issuance of shares, net of issuance expenses, shares		3,850,000
Exercise of equity awards	7,427	$ 33	7,394
Exercise of equity awards, Shares		879,000
Compensation relating to equity awards granted	6,356		6,356
ENDING BALANCE at Dec. 31, 2016	$ 752,781	$ 2,381	420,185	440,159	(9,221)	(99,539)	(1,184)
ENDING BALANCE, Shares at Dec. 31, 2016	47,808,453	53,219,000
Comprehensive income	$ 140,360			132,385	9,473		(1,498)
PixCell Medical Technologies, Ltd. ("PixCell") step acquisition	4,967						4,967
Exercise of equity awards	3,884	$ 23	3,861
Exercise of equity awards, Shares		570,000
Compensation relating to equity awards granted	9,876		9,876
ENDING BALANCE at Dec. 31, 2017	$ 911,868	$ 2,404	$ 433,922	$ 572,544	$ 252	$ (99,539)	$ 2,285
ENDING BALANCE, Shares at Dec. 31, 2017	48,378,026	53,789,000